CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.09)	$ (0.24)	$ (0.46)	$ (0.24)
Earnings Per Share, Diluted	$ (0.09)	$ (0.24)	$ (0.46)	$ (0.24)
Weighted Average Number of Shares Outstanding, Basic	17,047,489	12,303,924	15,284,240	11,863,943
Weighted Average Number of Shares Outstanding, Diluted	17,047,489	12,303,924	15,284,240	11,863,943